Prepayments and other current assets, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepayments and other current assets, net
Deposits to financial partners and other vendors	¥ 2,267		¥ 3,663
Prepaid expenses	237		706
Receivables from third-party online payment platforms and business partners	1,810		1,880
Deductible input VAT	740		835
Others	1,514		641
Total prepayments and other current assets	6,568		7,725
Allowance for credit losses	(4,959)		(3,120)
Total prepayments and other current assets, net	¥ 1,609	$ 221	¥ 4,605